INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
- Allowance for doubtful accounts	¥ 22,800,000		¥ 20,731,000		$ 3,306,000
- Deferred revenue	4,487,000		4,498,000		651,000
- Accruals	2,303,000		2,303,000		334,000
- Tax losses	36,572,000		79,774,000		5,302,000
- Property and equipment	25,197,000		25,197,000		3,653,000
- Intangible assets	3,007,000		3,007,000		436,000
- Long-term investment impairment	960,000		960,000		139,000
- Unrealized profit	71,868,000		71,868,000		10,420,000
Less: valuation allowance	(167,194,000)		(208,338,000)		(24,241,000)
Total Deferred tax assets	0				$ 0
Increased in valuation allowance	41,144,000	$ 5,965,000	¥ 17,639,000	$ 2,768,000
PRC Subsidiaries
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Net operating loss carryforwards	¥ 169,833,000